SUBSEQUENT EVENTS (Tables)	12 Months Ended
Jun. 30, 2022
Subsequent events [abstract]
Sharebased compensation Key Management Personnel Explanatory	Number of conditional shares awarded Executive directors D J Pretorius 799,595 A J Davel 425,680 Prescribed officers W J Schoeman 425,680 E Beukes 57,100